GUARANTOR / NON GUARANTOR FINANCIAL INFORMATION (10-Q), Condensed Consolidating Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (24,049)	$ (69,287)	$ (84,507)	$ 27,667	$ (76,752)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	39,579	40,554	54,020	60,718	56,271
Non-cash interest expense, net	8,999	7,775	10,518	9,800	8,911
Gain on foreign currency transactions	(264)	(466)	(492)	(510)	(475)
(Gain) loss on modification or extinguishment of debt	3,607	27,863	27,863	(98,187)	0
Stock based compensation	1,123	200
Deferred income taxes	627	6,862	6,293	1,603	(16,050)
Increase (reduction) in uncertain tax positions, net of valuation allowance	400	(6,617)	(6,617)	0	0
Equity in subsidiaries' income (loss)	0	0	0	0	0
Other	(41)	(43)	(54)	(4)	5
Changes in operating assets and liabilities:
Accounts receivable, net	(45,679)	(55,228)	(13,266)	(3,023)	(2,822)
Inventories	5,565	(18,752)	(6,413)	(120)	26,400
Prepaid expenses and other assets	(439)	(1,957)	(1,948)	7,624	(287)
Accounts payable	23,759	18,600	(4,772)	1,917	(7,820)
Accrued expenses	(12,448)	34	15,314	452	1,599
Cash payments on restructuring liabilities	(535)	(407)	(407)	(2,630)	(6,034)
Other	346	554	1,009	(130)	172
Net cash provided by (used in) operating activities	550	(50,315)	(3,459)	6,748	(16,882)
Cash flows from investing activities:
Capital expenditures	(15,995)	(8,216)	(11,490)	(11,105)	(7,807)
Proceeds from sale of assets	186	48	102	2,032	81
Acquisitions, net of cash acquired	(100)	0
Net cash used in investing activities	(15,909)	(8,168)	(11,388)	(9,073)	(7,835)
Cash flows from financing activities:
Proceeds from long-term debt	102,991	423,684	423,684	145,709	20,000
Payments on long-term debt	(58,991)	(348,684)	(348,684)	(141,191)	0
Net revolver borrowings	0	85,000	55,000	5,000	(35,000)
Payments on revolver credit facility	0	(30,000)	(30,000)	0	0
Equity repurchases	0	(1,483)	(14,049)	(2,978)	0
Proceeds from intercompany investment	0	0	0	0	0
Payment of early tender premium	0	(49,769)	(49,769)	0	0
Payment of early call premium	(9,844)	0
Debt issuance costs paid	(2,644)	(26,907)	(26,984)	(5,029)	(2,528)
Net cash provided by (used in) financing activities	31,512	51,841	9,198	2,407	(17,528)
Impact of exchange rate movements on cash	238	(253)	(149)	353	1,019
Net increase (decrease) in cash and cash equivalents	16,391	(6,895)	(5,798)	435	(41,226)
Cash and cash equivalents at the beginning of the period	11,700	17,498	17,498	17,063	58,289
Cash and cash equivalents at the end of the period	28,091	10,603	11,700	17,498	17,063
Guarantor Ply Gem Holdings, Inc. [Member]
Cash flows from operating activities:
Net income (loss)	(24,049)	(69,287)	(84,507)	27,667	(76,752)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	0	0	0	0	0
Non-cash interest expense, net	0	0	0	0	0
Gain on foreign currency transactions	0	0	0	0	0
(Gain) loss on modification or extinguishment of debt	0	0	0	0
Stock based compensation	0	0
Deferred income taxes	0	0	0	0	0
Increase (reduction) in uncertain tax positions, net of valuation allowance	0	0	0
Equity in subsidiaries' income (loss)	24,049	69,287	84,507	(27,667)	76,752
Other	0	0	0	0	0
Changes in operating assets and liabilities:
Accounts receivable, net	0	0	0	0	0
Inventories	0	0	0	0	0
Prepaid expenses and other assets	0	0	0	0	0
Accounts payable	0	0	0	0	0
Accrued expenses	0	0	0	0	0
Cash payments on restructuring liabilities	0	0	0	0	0
Other	0	0	0	0	0
Net cash provided by (used in) operating activities	0	0	0	0	0
Cash flows from investing activities:
Capital expenditures	0	0	0	0	0
Proceeds from sale of assets	0	0	0	0	0
Acquisitions, net of cash acquired	0
Net cash used in investing activities	0	0	0	0	0
Cash flows from financing activities:
Proceeds from long-term debt	0	0	0	0	0
Payments on long-term debt	0	0	0	0
Net revolver borrowings	0	0	0	0	0
Payments on revolver credit facility		0	0
Equity repurchases		0	0
Proceeds from intercompany investment	0	0	0	0	0
Payment of early tender premium		0	0
Payment of early call premium	0
Debt issuance costs paid	0	0	0	0	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Impact of exchange rate movements on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at the beginning of the period	0	0	0	0	0
Cash and cash equivalents at the end of the period	0	0	0	0	0
Issuer Ply Gem Industries, Inc. [Member]
Cash flows from operating activities:
Net income (loss)	(24,049)	(69,287)	(84,507)	27,667	(76,752)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	128	126	169	168	169
Non-cash interest expense, net	8,999	7,775	10,518	9,800	8,911
Gain on foreign currency transactions	0	0	0	0	0
(Gain) loss on modification or extinguishment of debt	3,607	27,863	27,863	(98,187)
Stock based compensation	1,123	200
Deferred income taxes	0	0	0	0	0
Increase (reduction) in uncertain tax positions, net of valuation allowance	0	0	0
Equity in subsidiaries' income (loss)	18,194	42,381	59,179	52,648	65,211
Other	0	0	0	0	0
Changes in operating assets and liabilities:
Accounts receivable, net	0	0	0	0	0
Inventories	0	0	0	0	0
Prepaid expenses and other assets	556	43	(176)	(1,488)	3,441
Accounts payable	(100)	238	321	(199)	3,284
Accrued expenses	(22,028)	(7,735)	11,300	(4,384)	(3,437)
Cash payments on restructuring liabilities	0	0	0	0	0
Other	0	0	430	163	31
Net cash provided by (used in) operating activities	(13,570)	1,604	25,097	(12,241)	858
Cash flows from investing activities:
Capital expenditures	(478)	(594)	(63)	0	(23)
Proceeds from sale of assets	0	0	0	0	0
Acquisitions, net of cash acquired	0
Net cash used in investing activities	(478)	(594)	(63)	0	(23)
Cash flows from financing activities:
Proceeds from long-term debt	102,991	423,684	423,684	145,709	20,000
Payments on long-term debt	(58,991)	(348,684)	(348,684)	(141,191)
Net revolver borrowings	0	85,000	55,000	5,000	(35,000)
Payments on revolver credit facility		(30,000)	(30,000)
Equity repurchases		(1,483)	(14,049)	(2,978)
Proceeds from intercompany investment	(5,389)	(57,950)	(37,826)	14,665	(22,147)
Payment of early tender premium		(49,769)	(49,769)
Payment of early call premium	(9,844)
Debt issuance costs paid	(2,644)	(26,907)	(26,984)	(5,029)	(2,528)
Net cash provided by (used in) financing activities	26,123	(6,109)	(28,628)	17,072	(39,675)
Impact of exchange rate movements on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	12,075	(5,099)	(3,594)	4,831	(38,840)
Cash and cash equivalents at the beginning of the period	8,578	12,172	12,172	7,341	46,181
Cash and cash equivalents at the end of the period	20,653	7,073	8,578	12,172	7,341
Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net income (loss)	(18,898)	(43,497)	(61,040)	(58,978)	(69,812)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	38,701	39,768	52,951	59,761	55,398
Non-cash interest expense, net	0	0	0	0	0
Gain on foreign currency transactions	0	0	0	0	0
(Gain) loss on modification or extinguishment of debt	0	0	0	0
Stock based compensation	0	0
Deferred income taxes	670	6,794	7,872	981	(16,676)
Increase (reduction) in uncertain tax positions, net of valuation allowance	400	(6,617)	(6,617)
Equity in subsidiaries' income (loss)	0	0	0	0	0
Other	(41)	(40)	(51)	8	22
Changes in operating assets and liabilities:
Accounts receivable, net	(43,449)	(52,402)	(13,107)	(3,730)	(3,120)
Inventories	5,742	(17,566)	(5,253)	(1,384)	26,430
Prepaid expenses and other assets	(2,293)	(458)	(1,622)	6,634	(1,099)
Accounts payable	24,334	16,439	(6,593)	1,090	(10,482)
Accrued expenses	7,646	6,549	3,256	4,211	4,854
Cash payments on restructuring liabilities	(535)	(407)	(407)	(2,630)	(6,034)
Other	417	122	100	(718)	328
Net cash provided by (used in) operating activities	12,694	(51,315)	(30,511)	5,245	(20,191)
Cash flows from investing activities:
Capital expenditures	(14,890)	(6,923)	(10,490)	(10,275)	(7,572)
Proceeds from sale of assets	334	48	102	2,032	58
Acquisitions, net of cash acquired	(100)
Net cash used in investing activities	(14,656)	(6,875)	(10,388)	(8,243)	(7,623)
Cash flows from financing activities:
Proceeds from long-term debt	0	0	0	0	0
Payments on long-term debt	0	0	0	0
Net revolver borrowings	0	0	0	0	0
Payments on revolver credit facility		0	0
Equity repurchases		0	0	0
Proceeds from intercompany investment	5,389	57,936	38,608	(711)	25,916
Payment of early tender premium		0	0
Payment of early call premium	0
Debt issuance costs paid	0	0	0	0	0
Net cash provided by (used in) financing activities	5,389	57,936	38,608	(711)	25,916
Impact of exchange rate movements on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	3,427	(254)	(2,291)	(3,709)	(1,898)
Cash and cash equivalents at the beginning of the period	(3,408)	(1,117)	(1,117)	2,592	4,490
Cash and cash equivalents at the end of the period	19	(1,371)	(3,408)	(1,117)	2,592
Non-Guarantor Subsidiary [Member]
Cash flows from operating activities:
Net income (loss)	704	1,116	1,861	6,330	4,601
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	750	660	900	789	704
Non-cash interest expense, net	0	0	0	0	0
Gain on foreign currency transactions	(264)	(466)	(492)	(510)	(475)
(Gain) loss on modification or extinguishment of debt	0	0	0	0
Stock based compensation	0	0
Deferred income taxes	(43)	68	(1,579)	622	626
Increase (reduction) in uncertain tax positions, net of valuation allowance	0	0	0
Equity in subsidiaries' income (loss)	0	0	0	0	0
Other	0	(3)	(3)	(12)	(17)
Changes in operating assets and liabilities:
Accounts receivable, net	(2,230)	(2,826)	(159)	707	298
Inventories	(177)	(1,186)	(1,160)	1,264	(30)
Prepaid expenses and other assets	1,298	(1,542)	(150)	2,478	(2,629)
Accounts payable	(475)	1,923	1,500	1,026	(622)
Accrued expenses	1,934	1,220	758	625	182
Cash payments on restructuring liabilities	0	0	0	0	0
Other	(71)	432	479	425	(187)
Net cash provided by (used in) operating activities	1,426	(604)	1,955	13,744	2,451
Cash flows from investing activities:
Capital expenditures	(627)	(699)	(937)	(830)	(212)
Proceeds from sale of assets	(148)	0	0	0	23
Acquisitions, net of cash acquired	0
Net cash used in investing activities	(775)	(699)	(937)	(830)	(189)
Cash flows from financing activities:
Proceeds from long-term debt	0	0	0	0	0
Payments on long-term debt	0	0	0	0
Net revolver borrowings	0	0	0	0	0
Payments on revolver credit facility		0	0
Equity repurchases		0	0	0
Proceeds from intercompany investment	0	14	(782)	(13,954)	(3,769)
Payment of early tender premium		0	0
Payment of early call premium	0
Debt issuance costs paid	0	0	0	0	0
Net cash provided by (used in) financing activities	0	14	(782)	(13,954)	(3,769)
Impact of exchange rate movements on cash	238	(253)	(149)	353	1,019
Net increase (decrease) in cash and cash equivalents	889	(1,542)	87	(687)	(488)
Cash and cash equivalents at the beginning of the period	6,530	6,443	6,443	7,130	7,618
Cash and cash equivalents at the end of the period	7,419	4,901	6,530	6,443	7,130
Consolidating Adjustments [Member]
Cash flows from operating activities:
Net income (loss)	42,243	111,668	143,686	24,981	141,963
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	0	0	0	0	0
Non-cash interest expense, net	0	0	0	0	0
Gain on foreign currency transactions	0	0	0	0	0
(Gain) loss on modification or extinguishment of debt	0	0	0	0
Stock based compensation	0	0
Deferred income taxes	0	0	0	0	0
Increase (reduction) in uncertain tax positions, net of valuation allowance	0	0	0
Equity in subsidiaries' income (loss)	(42,243)	(111,668)	(143,686)	(24,981)	(141,963)
Other	0	0	0	0	0
Changes in operating assets and liabilities:
Accounts receivable, net	0	0	0	0	0
Inventories	0	0	0	0	0
Prepaid expenses and other assets	0	0	0	0	0
Accounts payable	0	0	0	0	0
Accrued expenses	0	0	0	0	0
Cash payments on restructuring liabilities	0	0	0	0	0
Other	0	0	0	0	0
Net cash provided by (used in) operating activities	0	0	0	0	0
Cash flows from investing activities:
Capital expenditures	0	0	0	0	0
Proceeds from sale of assets	0	0	0	0	0
Acquisitions, net of cash acquired	0
Net cash used in investing activities	0	0	0	0	0
Cash flows from financing activities:
Proceeds from long-term debt	0	0	0	0	0
Payments on long-term debt	0	0	0	0
Net revolver borrowings	0	0	0	0	0
Payments on revolver credit facility		0	0
Equity repurchases		0	0	0
Proceeds from intercompany investment	0	0	0	0	0
Payment of early tender premium		0	0
Payment of early call premium	0
Debt issuance costs paid	0	0	0	0	0
Net cash provided by (used in) financing activities	0	0	0	0	0
Impact of exchange rate movements on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at the beginning of the period	0	0	0	0	0
Cash and cash equivalents at the end of the period	$ 0	$ 0	$ 0	$ 0	$ 0